Issuances of Shares - Schedule of Issuances of Shares (Details)	12 Months Ended
Dec. 31, 2025 MYR (RM) shares
Ordinary Shares [Member]
Schedule of Issuances of Shares [Line Items]
Balance (in Shares) | shares	10,800,000
Balance	RM 1,145,780
Issuance of ordinary shares upon IPO, net (in Shares) | shares	7,100,000
Issuance of ordinary shares upon IPO, net
Issuance of ordinary shares
Re-designation of ordinary shares into Class A and Class B (in Shares) | shares	(10,800,000)
Re-designation of ordinary shares into Class A and Class B	RM (1,145,780)
Balance
Class A Ordinary Shares [Member]
Schedule of Issuances of Shares [Line Items]
Balance
Issuance of ordinary shares upon IPO, net (in Shares) | shares	1,750,000
Issuance of ordinary shares upon IPO, net	RM 20,039,124
Issuance of ordinary shares (in Shares) | shares	7,100,000
Issuance of ordinary shares	RM 57,294,460
Re-designation of ordinary shares into Class A and Class B (in Shares) | shares	8,800,000
Re-designation of ordinary shares into Class A and Class B	RM 933,242
Balance (in Shares) | shares	17,650,000
Balance	RM 78,266,826
Class B Ordinary Shares [Member]
Schedule of Issuances of Shares [Line Items]
Balance
Issuance of ordinary shares upon IPO, net
Issuance of ordinary shares
Re-designation of ordinary shares into Class A and Class B (in Shares) | shares	2,000,000
Re-designation of ordinary shares into Class A and Class B	RM 212,538
Balance (in Shares) | shares	2,000,000
Balance	RM 212,538